Deferred Revenue - Deferred Revenue Disclosure (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue Disclosure [Abstract]
Deferred revenue - beginning of year	¥ 897,288	¥ 308,384	¥ 85,498
Additions	24,344,226	19,339,153	5,297,728
Recognition	(24,158,265)	(18,750,249)	(5,074,842)
Deferred revenue - end of year	1,083,249	897,288	308,384
Less: Deferred revenue, current portion	(389,243)	(418,227)	(163,617)
Deferred revenue, non-current portion	¥ 694,006	¥ 479,061	¥ 144,767